Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 96.1%	Par	Value
Aerospace & Defense - 2.4%
TransDigm, Inc.
6.75%, 08/15/2028 (a)	$3,850,000	$3,906,226
6.38%, 03/01/2029 (a)	2,575,000	2,601,252
		6,507,478

Airlines - 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	3,891,666	3,881,024
5.75%, 04/20/2029 (a)	2,755,000	2,695,717
		6,576,741

Auto Manufacturers - 1.3%
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	3,500,000	3,497,672

Automobile Components - 1.9%
Phinia, Inc., 6.75%, 04/15/2029 (a)	5,005,000	5,067,883

Commercial Services - 1.7%
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (a)	3,958,000	3,952,206
3.38%, 08/31/2027 (a)	705,000	668,075
		4,620,281

Commercial Services & Supplies - 1.9%
The Brink's Co.
4.63%, 10/15/2027 (a)	815,000	798,978
6.50%, 06/15/2029 (a)	4,177,000	4,234,271
		5,033,249

Consumer Finance - 4.7%
OneMain Finance Corp.
7.13%, 03/15/2026	1,495,000	1,516,934
3.50%, 01/15/2027	4,190,000	4,015,833
3.88%, 09/15/2028	1,185,000	1,095,795
SLM Corp.
3.13%, 11/02/2026	3,863,000	3,731,855
6.50%, 01/31/2030	2,115,000	2,170,202
		12,530,619

Diversified Financial Services - 4.5%
GGAM Finance Ltd.
7.75%, 05/15/2026 (a)	3,795,000	3,836,908
8.00%, 02/15/2027 (a)	2,510,000	2,571,535
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	4,360,000	4,544,969
6.40%, 03/26/2029 (a)	1,200,000	1,240,348
		12,193,760

Electric - 4.8%
Clearway Energy Operating LLC, 4.75%, 03/15/2028 (a)	6,424,000	6,226,931
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	6,636,000	6,631,653
		12,858,584

Electrical Components & Equipment - 1.8%
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	4,775,000	4,830,419

Equity REITs - 6.5%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/2026	4,680,000	4,694,691
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	3,560,000	3,474,168
4.88%, 05/15/2029 (a)	3,155,000	2,944,637
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	6,375,000	6,305,340
		17,418,836

Food - 2.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/2026 (a)	5,600,000	5,472,633

Ground Transportation - 2.3%
XPO, Inc., 6.25%, 06/01/2028 (a)	6,170,000	6,238,314

Health Care Providers & Services - 4.7%
Centene Corp., 4.25%, 12/15/2027	5,910,000	5,766,842
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,059,509
4.25%, 06/01/2029	3,925,000	3,697,723
		12,524,074

Hotels, Restaurants & Leisure - 7.1%
Boyd Gaming Corp., 4.75%, 12/01/2027	6,375,000	6,237,211
International Game Technology PLC, 6.25%, 01/15/2027 (a)	6,260,000	6,301,529
Travel + Leisure Co.
6.60%, 10/01/2025	2,931,000	2,932,527
6.63%, 07/31/2026 (a)	3,580,000	3,606,298
		19,077,565

Investment Companies - 2.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	1,388,000	1,374,372
5.25%, 05/15/2027	4,385,000	4,168,869
		5,543,241

Lodging - 2.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029 (a)	2,450,000	2,496,892
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	4,280,000	4,265,299
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	825,000	818,143
		7,580,334

Machinery - 2.4%
ESAB Corp., 6.25%, 04/15/2029 (a)	6,455,000	6,549,203

Media - 6.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/2025	5,220,000	5,218,727
Sirius XM Radio LLC, 3.13%, 09/01/2026 (a)	6,495,000	6,292,444
TEGNA, Inc.
4.75%, 03/15/2026 (a)	5,020,000	4,958,098
4.63%, 03/15/2028	1,765,000	1,669,686
		18,138,955

Metals & Mining - 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	625,000	611,599

Mortgage REITs - 2.3%
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	4,362,000	4,226,476
4.38%, 01/15/2027 (a)	2,015,000	1,958,216
		6,184,692

Oil & Gas - 2.4%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	4,425,000	4,416,866
5.88%, 03/15/2028	2,085,000	2,083,136
		6,500,002

Oil, Gas & Consumable Fuels - 1.2%
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	2,740,000	2,752,376
5.13%, 06/15/2028 (a)	505,000	497,156
		3,249,532

Packaging & Containers - 2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	6,730,000	6,678,039

Pharmaceuticals - 4.8%
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	7,085,000	6,731,975
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	3,865,000	3,748,158
4.75%, 05/09/2027	2,310,000	2,274,034
6.75%, 03/01/2028	250,000	256,424
		13,010,591

Pipelines - 4.8%
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	6,555,000	6,659,244
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027 (a)	1,940,000	1,929,649
5.50%, 01/15/2028 (a)	1,845,000	1,795,708
7.38%, 02/15/2029 (a)	2,575,000	2,587,826
		12,972,427

Private Equity - 2.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	5,505,000	5,339,677
8.00%, 06/15/2027 (a)	1,240,000	1,283,685
		6,623,362

Software - 2.2%
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	5,965,000	5,919,881

Specialized REITs - 2.4%
SBA Communications Corp., 3.88%, 02/15/2027	6,530,000	6,350,220

Technology Hardware, Storage & Peripherals - 2.0%
Western Digital Corp., 4.75%, 02/15/2026	5,500,000	5,468,327

Trading Companies & Distributors - 4.8%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028 (a)	6,695,000	6,561,892
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	1,315,000	1,309,485
6.63%, 06/15/2029 (a)	5,055,000	5,071,242
		12,942,619
TOTAL CORPORATE BONDS (Cost $258,302,727)		258,771,132

TOTAL INVESTMENTS - 96.1% (Cost $258,302,727)		258,771,132
Other Assets in Excess of Liabilities - 3.9%		10,584,455
TOTAL NET ASSETS - 100.0%		$269,355,587
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Chartwell Short Duration High Yield Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$258,771,132	$–	$258,771,132
Total Investments	$–	$258,771,132	$–	$258,771,132

Refer to the Schedule of Investments for further disaggregation of investment categories.